MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2010				2011
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$37	$444	$407	$-	$28	$435
Commercial bonds	2,114	-	90	2,204	571	-	67	638
Equity funds	118	-	91	209	118	-	50	168

Total available-for-sale marketable securities	$2,639	$-	$218	$2,857	$1,096	$-	$145	$1,241

The amortized costs of available-for-sale debt securities at December 31, 2011, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$399	$1	$-	$400
Due between one year to five years	579	94	-	673

	$978	$95	$-	$1,073

The actual maturity dates may differ from the contractual maturities because debtors may have the right to call or prepay obligations without penalties.

The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2011	$218

Reclassification to earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(53)

Other comprehensive income from available-for-sale securities as of December 31, 2011	$145

The following is the change in the other comprehensive income of available-for-sale securities during 2010:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2010	$267

Reclassification to earnings of realized gain from available-for-sale securities	(62)
Unrealized gain from available-for-sale securities	13

Other comprehensive income from available-for-sale securities as of December 31, 2010	$218